Employee Benefit Plans and Postretirement Benefits - Additional Information (Detail) - Healthcare [Member] - USD ($) $ in Millions		3 Months Ended	6 Months Ended
	Apr. 16, 2018	Jun. 30, 2018	Jun. 30, 2018
Defined Benefit Plan Disclosure [Line Items]
Benefits modifications estimated to result in reduction of plan liability	$ 527	$ 527	$ 527
Pre-tax income amortization period from OCI to the income statement	4 years 6 months	4 years 6 months	4 years 6 months
Pre-tax income from modification of healthcare benefits		$ 20	$ 20